UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2009 through February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 28, 2010 (Unaudited)

Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
Undiscovered Managers Behavioral Growth Fund	2
Undiscovered Managers Behavioral Value Fund	5
JPMorgan Realty Income Fund	8
Schedules of Portfolio Investments	11
Financial Statements	18
Financial Highlights	24
Notes to Financial Statements	30
Schedule of Shareholder Expenses	36

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 22, 2010 (Unaudited)

Dear Shareholder:

A year ago, the U.S. and global economies were in the grips of an unprecedented financial crisis and a deep recession. At that time, we hoped that extraordinary monetary and fiscal stimulus, combined with a natural revival in key cyclical sectors of the economy, would lead to a rebound in both the economy and the stock market. Rarely, however, have economic and financial prospects been as uncertain as they were a year ago.

“Today, investors can feel more comfortable that both the economy and financial markets have embarked on a gradual recovery.”

Today, investors can feel more comfortable that both the economy and financial markets have embarked on a gradual recovery. Since dropping to historic lows last March, the stock market has posted an impressive one-year rally. Further, the economy is showing signs of momentum, marked by solid growth in Gross Domestic Product (GDP) and some hints of a stabilizing employment picture.

While we welcome these signs, we, like you, however, remain concerned about any relapse in this recovery, particularly with the markets reacting negatively to issues such as the Greek debt crisis or the possibility of overheating in the Chinese economy. In addition, there are still concerns about geopolitical risks, the scope of government intervention in the economy in the aftermath of the financial crisis, and the ultimate cost to taxpayers of this intervention.

Investors continue their flight to safety

Disappointing economic and housing news, as well as the anxiety about the Greek debt crisis, continued to drive investors to the safety of bonds, leading to price gains and generally lower yields for the six-month reporting period ended February 28th, 2010. Within this environment, the Barclays Capital U.S. Aggregate Bond Index returned a modest 3.2% for the reporting period. The Barclays Capital High Yield Index returned 13.9%, while the Barclays Capital Emerging Markets Index returned 8.8% for the same period.

The popularity of longer term U.S. Treasuries led to only slight gains in yields as of the end of the reporting period. Yields on the benchmark 10-year U.S. Treasury bond climbed from 3.4% six months ago to 3.6% as of the end of the six-month reporting period. Yields on the 30-year U.S. Treasury bond were 4.6%, compared to 4.2% six months ago, while yields on the two-year U.S. Treasury note declined slightly from 1.0% to 0.8% during the reporting period.

Equity markets continue to rally

Strong corporate earnings and productivity growth continued to fuel the major equity indices for the six-month period. As of the six-month period ended February 28th, 2010, the Standard & Poor’s 500 Index had risen 9.3% to a level of 1,104.

Overseas, stocks also posted strong gains, particularly in the emerging markets countries of Brazil, Russia, India, and China. The MSCI Emerging Markets Index returned 12.3% (gross) for the six- month reporting period, while the MSCI EAFE Index returned 0.8% (gross) for the same period.

Maintain a balanced approach during this “fragile” recovery

In its most recent meeting, the Federal Open Market Committee (FOMC) reiterated their intention to keep interest rates low for an extended period of time. With this move, it appears the FOMC understands the fragility of this cyclical recovery and intends to keep monetary policy accommodative — until the economy is solidly back on its feet. In the long run, however, it’s important for investors to note that a steadily improving economy — uninterrupted by any relapse — could have significant implications for investors, including both higher taxes and higher long-term interest rates.

These potential implications reminds us of the importance of maintaining a balanced portfolio that includes equities and a diversified mix of fixed income investments that could benefit from a maturing recovery, while still safeguarding your portfolio from any possible relapse from its path.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence and trust. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
J.P. Morgan Funds

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   1

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	December 31, 1997
Fiscal Year End	August 31
Net Assets as of 2/28/2010 (In Thousands)	$73,006
Primary Benchmark	Russell 2500 Growth Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Growth Fund, which seeks to provide growth of capital,* returned 10.89%** (Institutional Class Shares) for the six months ended February 28, 2010. This compares to the 13.34% return for the Russell 2500 Growth Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its Index during the reporting period. The stock market rally that began in March 2009 spanned the entire U.S. equity spectrum and continued during the six months ended February 28, 2010. This enabled stocks to recoup significant portions of their losses from the bear market that began in the fall of 2007. Meanwhile, the U.S. economy showed signs of a recovery, as gross domestic product (GDP) expanded 2.2% in the third quarter of 2009, its first increase since the second quarter of 2008. Economic growth then accelerated during the fourth quarter of 2009, as the estimate for GDP growth was 5.6%.

For the six-month period, the stock market generated solid returns, a welcome change after what had arguably been one of the worst market downturns since the Great Depression of the 1930’s. During the period, there were indications that the worst of the housing market’s woes, which helped start the market selloff in 2007, were beginning to ease. Elsewhere, the price of many commodities rose, signaling renewed demand for energy and raw materials, and the manufacturing sector expanded and often surpassed consensus expectations.

During the reporting period, investor risk appetites remained robust, given signs that economic conditions were improving. Against this backdrop, the market’s rally was led by smaller cap, lower quality stocks. This dynamic hurt the Fund’s performance, as we emphasize higher quality companies that exhibit positive earnings trends and that have relatively low debt and leverage.

During the six-month reporting period, stock selection in the information technology and consumer discretionary sectors hurt the Fund’s returns the most. At the individual stock level, Fuel Systems Solutions, Inc., Corinthian Colleges, Inc. and STEC, Inc. were examples of stocks that detracted from performance. Fuel Systems Solutions designs, manufactures and supplies alternative fuel components and systems for transportation and industrial applications. Its shares were dragged down given concerns regarding government subsidies for their fuel systems. We sold the holding when the company’s management lowered its earnings projections. Corinthian Colleges owns and manages a collection of for-profit colleges in the U.S. and Canada. It was negatively impacted by the weak economy. STEC, Inc. is a global provider of Solid State technologies and solutions for original equipment manufacturers (OEMs). The company reduced its guidance for future earnings and we sold the stock.

On the positive side, stock selection in the consumer staples and healthcare sectors helped returns. At the individual stock level, priceline.com, Green Mountain Coffee Roasters, Inc. and Starent Networks Corp. were among the Fund’s largest contributors to performance. Priceline.com operates a website that helps users obtain discount rates for travel-related items. Demand for its services increased and the company exceeded earnings estimates, helping its stock to perform well. Green Mountain Coffee Roasters, Inc. is a high end specialty coffee and tea producer. Despite a weak economy, the company increased its market share as it experienced increased demand for its Keurig Brewers, single-cup brewing machines. Starent Networks Corp. is a provider of multimedia core technology that enables mobile operators to deliver mobile broadband to their subscribers. The company’s stock rallied when it was acquired by Cisco Systems at a premium to its share price.

Q:	HOW WAS THE FUND MANAGED?

A:	In managing the Fund, we (the Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc.) looked for stocks that we believed were mispriced based on behavioral biases. We exploited those stocks with new, positive information that was overlooked by analysts and market participants. Our investment philosophy led to overweight positions versus the Index in the information technology, consumer discretionary, consumer staples and healthcare and sectors, and underweights versus the Index in energy, industrials, materials and financials during the reporting period.

2   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	priceline.com, Inc.	4.3%
2.	Sybase, Inc.	3.7
3.	NetLogic Microsystems, Inc.	3.0
4.	Whole Foods Market, Inc.	3.0
5.	Green Mountain Coffee Roasters, Inc.	3.0
6.	J Crew Group, Inc.	2.5
7.	Alexion Pharmaceuticals, Inc.	2.5
8.	Atheros Communications, Inc.	2.4
9.	Big Lots, Inc.	2.4
10.	NBTY, Inc.	2.2

PORTFOLIO COMPOSITION BY SECTOR***

Information Technology	38.0%
Consumer Discretionary	28.9
Health Care	17.1
Consumer Staples	12.0
Materials	1.5
Industrials	1.4
Energy	0.5
Short-Term Investment	0.6

*	The advisor seeks to achieve the Fund’s objectives. There can be no guarantee that it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 28, 2010. The Fund’s composition is subject to change.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   3

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		10.77%	53.44%	0.03%	(4.01)%
With Sales Charge*		4.95	45.34	(1.04)	(4.52)
CLASS B SHARES	6/4/04
Without CDSC		10.46	52.74	(0.48)	(4.28)
With CDSC**		5.46	47.74	(0.89)	(4.28)
CLASS C SHARES	6/4/04
Without CDSC		10.46	52.74	(0.48)	(4.28)
With CDSC***		9.46	51.74	(0.48)	(4.28)
INSTITUTIONAL CLASS SHARES	12/31/97	10.89	53.99	0.37	(3.70)
INVESTOR CLASS SHARES	7/31/98	10.70	53.40	0.04	(4.00)

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/00 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Investor Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Investor Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Growth Fund, the Russell 2500 Growth Index and the Lipper Small-Cap Growth Funds Index from February 29, 2000 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2500 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	December 28, 1998
Fiscal Year End	August 31
Net Assets as of 2/28/2010 (In Thousands)	$35,505
Primary Benchmark	Russell 2000 Value Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Value Fund, which seeks to provide capital appreciation,* returned 12.47%** (Institutional Class Shares) for the six months ended February 28, 2010. This compares to the 10.53% return for the Russell 2000 Value Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its Index for the period. The stock market rally that began in March 2009 spanned the entire U.S. equity spectrum and continued during the six months ended February 28, 2010. This enabled stocks to recoup significant portions of their losses from the bear market that began in the fall of 2007. Meanwhile, the U.S. economy showed signs of a recovery, as gross domestic product (GDP) expanded 2.2% in the third quarter of 2009, its first increase since the second quarter of 2008. Economic growth then accelerated during the fourth quarter of 2009, as the estimate for GDP growth was 5.6%.

For the six-month period, the stock market generated solid returns, a welcome change after what had arguably been one of the worst market downturns since the Great Depression of the 1930’s. During the period, there were indications that the worst of the housing market’s woes, which helped start the market selloff in 2007, were beginning to ease. Elsewhere, the price of many commodities rose, signaling renewed demand for energy and raw materials, and the manufacturing sector expanded and often surpassed consensus expectations.

The Fund’s main catalyst for ideas is the level of insider activity (open market purchases by corporate insiders). Given the market’s significant sell-off in 2008 and early 2009, insider buying activity increased during the first quarter of 2009 and remained elevated during the reporting period. This occurred as corporate insiders appeared to believe that their shares were undervalued given the underlying fundamentals at their companies. Initially, the market ignored these signals. However, as the economy expanded and the stock market continued to rally, shares of many of the Fund’s previously weak holdings moved sharply higher.

The Fund’s performance was driven by bottom-up stock selection. In particular, holdings in the healthcare, energy and financials sectors enhanced the Fund’s results during the reporting period. At the individual stock level, healthcare company Health Net, Inc. contributed to performance. Its stock had fallen sharply given concerns regarding the “public option” in the initial healthcare reform proposal. As this risk subsided, the shares of this managed healthcare company rallied. In the energy sector, McMoRan Exploration Co. performed well, as this oil and gas exploration company discovered a vast supply of oil from one of its deep wells. Elsewhere, our holding in Avocent Corp., an infrastructure management and software company, rallied when it was acquired at a premium to its previous share price.

Detracting from performance was stock selection in the industrials, consumer discretionary and utilities sectors. Examples of individual holdings that negatively contributed to the Fund’s performance were Jackson Hewitt Tax Services Inc., EnergySolutions, Inc. and Investment Technology Group, Inc. Tax preparer Jackson Hewitt Tax Services performed poorly as the company lost half of its anticipated refund loan business when the Federal Deposit Insurance Corp. (FDIC) shut down this operation at one of its supplier banks. Business service provider Energy Solutions, Inc. detracted from results as its Chief Executive Officer resigned. Investment Technology Group, Inc.’s stock also fell during the reporting period. The company is an agency broker and financial technology firm that partners with asset managers. It was hurt as trading volumes declined during the reporting period.

Q:	HOW WAS THE FUND MANAGED?

A:	We (the Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc.) continued to look for companies that underperformed for an extended period of time but showed credible evidence of turning around their operations. The Fund invested in securities where indications of a turnaround included insider buying and stock repurchases. Portfolio turnover surpassed its historical average during the period, as the level of insider buying activity remained elevated during the period. We viewed this as a positive for the Fund, as it often produces more investment opportunities to pursue.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   5

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Broadridge Financial Solutions, Inc.	2.6%
2.	Convergys Corp.	2.6
3.	Health Net, Inc.	2.5
4.	Piedmont Natural Gas Co., Inc.	2.4
5.	MTS Systems Corp.	2.4
6.	Allegheny Energy, Inc.	2.3
7.	CEC Entertainment, Inc.	2.2
8.	Marshall & Ilsley Corp.	2.1
9.	Rent-A-Center, Inc.	2.1
10.	inVentiv Health, Inc.	2.1

PORTFOLIO COMPOSITION BY SECTOR***

Financials	22.3%
Information Technology	18.4
Consumer Discretionary	12.9
Health Care	8.5
Consumer Staples	7.8
Energy	7.3
Utilities	7.3
Industrials	6.4
Materials	3.9
Short-Term Investment	5.2

*	The advisor seeks to achieve the Fund’s objectives. There can be no guarantee that it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 28, 2010. The Fund’s composition is subject to change.

6   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		12.37%	96.33%	1.42%	7.92%
With Sales Charge*		6.47	86.03	0.33	7.34
CLASS B SHARES	6/4/04
Without CDSC		12.07	95.36	0.93	7.62
With CDSC**		7.07	90.36	0.54	7.62
CLASS C SHARES	6/4/04
Without CDSC		12.08	95.44	0.92	7.62
With CDSC***		11.08	94.44	0.92	7.62
INSTITUTIONAL CLASS SHARES	12/28/98	12.47	96.76	1.64	8.05

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/00 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index, the Lipper Small-Cap Core Funds Index and the Lipper Small-Cap Value Funds Index from February 29, 2000 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Core Funds Index and the Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Core Funds Index and the Lipper Small-Cap Value Funds Index are indices based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   7

JPMorgan Realty Income Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	January 1, 1998
Fiscal Year End	August 31
Net Assets as of 2/28/2010 (In Thousands)	$150,650
Primary Benchmark	Morgan Stanley Capital International (MSCI) U.S. REIT Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Realty Income Fund, which seeks to provide high total investment return through a combination of capital appreciation and current income,* returned 16.45%** (Institutional Class Shares) for the six months ended February 28, 2010. This compares to the 16.38% return for the MSCI U.S. REIT Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund modestly outperformed its Index for the reporting period, due primarily to stock selection in the specialty subsectors (e.g.: REITs with a focus on property types outside of the major segments, such as data centers and student housing) and the office/industrial sector. Stock selection in the retail and residential sectors modestly added value as well during the reporting period. Sector positioning also contributed to performance in all four of these sectors, albeit to a lesser extent. These positives were somewhat offset by disappointing performance by several individual Fund holdings.

The rally in the U.S. real estate investment trust (REIT) market that began in March 2009 continued during the six months ended February 2010. As was the case before the reporting period began, REITs were supported by improving credit conditions and their ability to access the capital and debt markets. REITs also benefited from expectations that the economy would continue to strengthen.

In terms of the Fund’s results, stock selection was the main driver of its outperformance versus the Index. Among its largest contributors were CBL & Associates Properties Inc., Corporate Office Properties Trust and Hospitality Properties Trust. CBL & Associates Properties Inc. is a mall REIT. Its stock rallied toward the end of the reporting period, as there were two bids to acquire ailing shopping mall REIT, General Growth Properties (not held in the Fund). Investors perceived this to be a positive sign for mall REITs in general and, following the bids, CBL & Associates Properties’ share price moved sharply higher.

Corporate Office Properties Trust is a Washington DC office REIT. We initially did not own the stock, which was beneficial as its shares lagged the Index as investors reallocated assets to more economically sensitive REITs. Given the stock’s poor relative performance, it became attractively valued and we initiated a position late in the reporting period. This too was a positive for performance as its shares subsequently rallied and we sold the position to capture profits.

Hospitality Properties Trust is a REIT that owns hotels and highway travel centers. The company’s operations are closely tied to the economy and its stock outperformed the Index based on expectations for continued economic growth. We sold the position toward the end of the period to capture profits.

Examples of detractors from performance during the reporting period were SL Green Reality Corp., Regency Centers Corp. and American Campus Communities, Inc. SL Green Realty Corp. is a New York City office landlord. Its shares outperformed the Index, as there were indications that financial companies would again start adding staff. This, in turn, would support SL Green Reality Corp.’s occupancy rates. Given SL Green Realty Corp.’s strong performance, the Fund’s underweight exposure in the stock versus the Index was a negative for results.

Regency Centers Corp. is a shopping center REIT. The company’s stock lagged the Index during the reporting period as it posted poor operating results and had weaker fundamentals than its peers. American Campus Communities Inc. is one of the largest developers and managers of private student housing in the U.S. We viewed the company as being relatively recession-resistant, since college enrollment often increases during economic downturns. However, the Fund’s overweight exposure in the stock versus the Index was not beneficial as the company’s stock lagged the Index given investors’ preference for more economically sensitive REITs.

Q:	HOW WAS THE FUND MANAGED?

A:	We proactively adjusted the Fund’s portfolio during the reporting period. With the REIT market returning to a more normal environment, we felt stock selection would be increasingly important in order to outperform the Index. We continued to carefully focus on individual REIT’s underlying fundamentals and valuations and captured profits on certain holdings when we felt it was appropriate to do so. We believe this approach aided the Fund during the reporting period.

8   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Simon Property Group, Inc.	11.1%
2.	Public Storage	5.7
3.	Boston Properties, Inc.	4.9
4.	Equity Residential	4.8
5.	Host Hotels & Resorts, Inc.	4.4
6.	Vornado Realty Trust	4.2
7.	Health Care REIT, Inc.	3.4
8.	Digital Realty Trust, Inc.	3.2
9.	HCP, Inc.	2.9
10.	Kimco Realty Corp.	2.9

PORTFOLIO COMPOSITION BY SECTOR***

Multifamily	17.1%
Health Care	13.9
Diversified	13.8
Regional Malls	13.5
Office	12.1
Storage	6.3
Shopping Centers	5.9
Industrial	5.5
Retail	5.1
Hotels	4.4
Others (each less than 1.0%)	0.7
Short-Term Investment	1.7

*	The advisor seeks to achieve the Fund’s objectives. There can be no guarantee that it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 28, 2010. The Fund’s composition is subject to change.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   9

JPMorgan Realty Income Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		16.14%	96.66%	0.90%	10.71%
With Sales Charge*		10.05	86.29	(0.19)	10.11
CLASS B SHARES	6/4/04
Without CDSC		15.73	95.26	0.38	10.39
With CDSC**		10.73	90.26	(0.01)	10.39
CLASS C SHARES	6/4/04
Without CDSC		15.86	95.30	0.38	10.38
With CDSC***		14.86	94.30	0.38	10.38
CLASS R5 SHARES	5/15/06	16.46	97.23	1.36	10.99
INSTITUTIONAL CLASS SHARES	1/1/98	16.45	97.16	1.32	10.97

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/00 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

Returns for the Class R5 Shares prior to its inception date are based on the performance of the Institutional Class Shares. The actual returns of the Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund, the MSCI U.S. REIT Index and the Lipper Real Estate Funds Index from February 29, 2000 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the MSCI U.S. REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The MSCI U.S. REIT Index is a market capitalization weighted total return index of 110 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. The Lipper Real Estate Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.4%
	Consumer Discretionary — 29.2%
	Auto Components — 2.5%
21	Fuel Systems Solutions, Inc. (a)	577
64	Gentex Corp.	1,246
		1,823
	Hotels, Restaurants & Leisure — 1.0%
18	Bally Technologies, Inc. (a)	762
	Household Durables — 3.5%
25	Harman International Industries, Inc. (a)	1,092
31	Tupperware Brands Corp.	1,425
		2,517
	Internet & Catalog Retail — 4.4%
14	priceline.com, Inc. (a)	3,175
	Multiline Retail — 4.3%
85	99 Cents Only Stores (a)	1,409
52	Big Lots, Inc. (a)	1,742
		3,151
	Specialty Retail — 7.8%
64	Collective Brands, Inc. (a)	1,442
28	Guess?, Inc.	1,134
44	J Crew Group, Inc. (a)	1,839
69	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,255
		5,670
	Textiles, Apparel & Luxury Goods — 5.7%
49	Carter’s, Inc. (a)	1,393
12	Deckers Outdoor Corp. (a)	1,479
43	Skechers U.S.A., Inc., Class A (a)	1,318
		4,190
	Total Consumer Discretionary	21,288
	Consumer Staples — 12.1%
	Food & Staples Retailing — 3.0%
63	Whole Foods Market, Inc. (a)	2,229
	Food Products — 6.9%
131	Del Monte Foods Co.	1,539
26	Green Mountain Coffee Roasters, Inc. (a)	2,202
30	TreeHouse Foods, Inc. (a)	1,295
		5,036
	Personal Products — 2.2%
35	NBTY, Inc. (a)	1,603
	Total Consumer Staples	8,868
	Energy — 0.5%
	Energy Equipment & Services — 0.5%
13	Dresser-Rand Group, Inc. (a)	396
	Health Care — 17.3%
	Biotechnology — 2.5%
37	Alexion Pharmaceuticals, Inc. (a)	1,822
	Health Care Equipment & Supplies — 8.4%
76	Align Technology, Inc. (a)	1,368
78	American Medical Systems Holdings, Inc. (a)	1,417
41	ArthroCare Corp. (a)	1,090
78	ev3, Inc. (a)	1,129
40	Thoratec Corp. (a)	1,148
		6,152
	Health Care Technology — 1.3%
52	Eclipsys Corp. (a)	971
	Life Sciences Tools & Services — 3.5%
147	Affymetrix, Inc. (a)	1,071
29	Life Technologies Corp. (a)	1,472
		2,543
	Pharmaceuticals — 1.6%
50	Medicis Pharmaceutical Corp., Class A	1,130
	Total Health Care	12,618
	Industrials — 1.4%
	Commercial Services & Supplies — 1.4%
38	EnerNOC, Inc. (a)	1,015
	Information Technology — 38.4%
	Communications Equipment — 10.7%
79	Acme Packet, Inc. (a)	1,317
157	ADC Telecommunications, Inc. (a)	997
32	DG FastChannel, Inc. (a)	1,020
89	Emulex Corp. (a)	1,130
110	JDS Uniphase Corp. (a)	1,183
42	NETGEAR, Inc. (a)	1,065
66	Tekelec (a)	1,095
		7,807
	Computers & Peripherals — 1.6%
35	Lexmark International, Inc., Class A (a)	1,187
	Electronic Equipment, Instruments & Components — 4.8%
36	Coherent, Inc. (a)	1,129
77	Sanmina-SCI Corp. (a)	1,267
26	Tech Data Corp. (a)	1,105
		3,501
	IT Services — 3.5%
84	Cybersource Corp. (a)	1,434
33	Unisys Corp. (a)	1,145
		2,579

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   11

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — 11.0%
50	Atheros Communications, Inc. (a)	1,794
108	Fairchild Semiconductor International, Inc. (a)	1,111
41	NetLogic Microsystems, Inc. (a)	2,233
156	PMC-Sierra, Inc. (a)	1,296
13	Power Integrations, Inc.	478
108	Teradyne, Inc. (a)	1,081
		7,993
	Software — 6.8%
129	Mentor Graphics Corp. (a)	1,069
34	Rovi Corp. (a)	1,149
62	Sybase, Inc. (a)	2,735
		4,953
	Total Information Technology	28,020
	Materials — 1.5%
	Paper & Forest Products — 1.5%
24	Schweitzer-Mauduit International, Inc.	1,115
	Total Common Stocks (Cost $58,429)	73,320
Short-Term Investment — 0.6%
	Investment Company — 0.6%
430	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $430)	430
	Total Investments — 101.0% (Cost $58,859)	73,750
	Liabilities in Excess of Other Assets — (1.0)%	(744)
	NET ASSETS — 100.0%	$73,006

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.9%
	Consumer Discretionary — 12.9%
	Diversified Consumer Services — 1.8%
24	Career Education Corp. (a)	654
	Hotels, Restaurants & Leisure — 6.1%
22	CEC Entertainment, Inc. (a)	769
37	Shuffle Master, Inc. (a)	302
125	Wendy’s/Arby’s Group, Inc., Class A	610
21	Wyndham Worldwide Corp.	481
		2,162
	Specialty Retail — 3.3%
25	AnnTaylor Stores Corp. (a)	428
33	Rent-A-Center, Inc. (a)	734
		1,162
	Textiles, Apparel & Luxury Goods — 1.7%
13	Columbia Sportswear Co.	591
	Total Consumer Discretionary	4,569
	Consumer Staples — 7.8%
	Food Products — 6.1%
42	Chiquita Brands International, Inc. (a)	616
57	Del Monte Foods Co.	662
9	McCormick & Co., Inc. (Non-Voting)	349
11	Sanderson Farms, Inc.	529
		2,156
	Personal Products — 1.7%
75	Prestige Brands Holdings, Inc. (a)	605
	Total Consumer Staples	2,761
	Energy — 7.3%
	Energy Equipment & Services — 3.2%
115	Newpark Resources, Inc. (a)	594
53	Tetra Technologies, Inc. (a)	537
		1,131
	Oil, Gas & Consumable Fuels — 4.1%
30	McMoRan Exploration Co. (a)	518
24	Southern Union Co.	570
32	Tesoro Corp.	377
		1,465
	Total Energy	2,596
	Financials — 22.3%
	Capital Markets — 5.1%
37	Apollo Investment Corp.	430
36	Investment Technology Group, Inc. (a)	618
30	Knight Capital Group, Inc., Class A (a)	491
16	optionsXpress Holdings, Inc.	254
		1,793
	Commercial Banks — 7.7%
65	Bancorp, Inc. (The) (a)	460
52	Boston Private Financial Holdings, Inc.	356
9	City Holding Co.	273
19	Harleysville National Corp.	126
46	Investors Bancorp, Inc. (a)	588
104	Marshall & Ilsley Corp.	739
51	Mercantile Bank Corp.	194
		2,736
	Insurance — 2.7%
61	Conseco, Inc. (a)	302
14	Presidential Life Corp.	138
14	Zenith National Insurance Corp.	533
		973
	Real Estate Investment Trusts (REITs) — 6.8%
100	CapLease, Inc.	440
15	Colony Financial, Inc.	301
37	Franklin Street Properties Corp.	473
39	Inland Real Estate Corp.	324
16	Pebblebrook Hotel Trust (a)	328
30	Starwood Property Trust, Inc.	558
		2,424
	Total Financials	7,926
	Health Care — 8.5%
	Health Care Providers & Services — 5.7%
59	Health Management Associates, Inc., Class A (a)	428
39	Health Net, Inc. (a)	889
50	inVentiv Health, Inc. (a)	729
		2,046
	Pharmaceuticals — 2.8%
16	Par Pharmaceutical Cos., Inc. (a)	393
47	ViroPharma, Inc. (a)	591
		984
	Total Health Care	3,030
	Industrials — 6.5%
	Aerospace & Defense — 1.0%
13	BE Aerospace, Inc. (a)	339
	Commercial Services & Supplies — 0.7%
41	EnergySolutions, Inc.	252
	Construction & Engineering — 1.1%
42	Dycom Industries, Inc. (a)	377
	Machinery — 1.4%
25	Terex Corp. (a)	493

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   13

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Trading Companies & Distributors — 2.3%
59	RSC Holdings, Inc. (a)	417
55	United Rentals, Inc. (a)	411
		828
	Total Industrials	2,289
	Information Technology — 18.4%
	Communications Equipment — 1.3%
19	Adtran, Inc.	451
	Electronic Equipment, Instruments & Components — 2.4%
31	MTS Systems Corp.	849
	Internet Software & Services — 1.8%
70	ValueClick, Inc. (a)	661
	IT Services — 6.3%
44	Broadridge Financial Solutions, Inc.	928
75	Convergys Corp. (a)	927
17	Gartner, Inc. (a)	392
		2,247
	Software — 6.6%
21	ACI Worldwide, Inc. (a)	380
29	Fair Isaac Corp.	673
23	Informatica Corp. (a)	597
114	Lawson Software, Inc. (a)	683
		2,333
	Total Information Technology	6,541
	Materials — 3.9%
	Chemicals — 1.4%
16	Celanese Corp., Class A	508
	Metals & Mining — 2.5%
27	Commercial Metals Co.	441
18	RTI International Metals, Inc. (a)	433
		874
	Total Materials	1,382
	Utilities — 7.3%
	Electric Utilities — 4.9%
37	Allegheny Energy, Inc.	827
15	DPL, Inc.	385
18	UniSource Energy Corp.	530
		1,742
	Gas Utilities — 2.4%
33	Piedmont Natural Gas Co., Inc.	850
	Total Utilities	2,592
	Total Common Stocks (Cost $27,103)	33,686
Short-Term Investment — 5.2%
	Investment Company — 5.2%
1,866	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $1,866)	1,866
	Total Investments — 100.1% (Cost $28,969)	35,552
	Liabilities in Excess of Other Assets — (0.1)%	(47)
	NET ASSETS — 100.0%	$35,505

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Financials — 97.9%
	Apartments — 0.3%
36	Associated Estates Realty Corp.	447
	Diversified — 13.8%
87	Cousins Properties, Inc.	628
93	Digital Realty Trust, Inc.	4,774
179	Duke Realty Corp.	1,982
47	DuPont Fabros Technology, Inc.	920
102	Lexington Realty Trust	607
98	Liberty Property Trust	3,026
96	Vornado Realty Trust	6,315
90	Washington Real Estate Investment Trust	2,517
		20,769
	Health Care — 13.9%
154	HCP, Inc.	4,423
122	Health Care REIT, Inc.	5,172
82	Healthcare Realty Trust, Inc.	1,717
79	Nationwide Health Properties, Inc.	2,629
69	Omega Healthcare Investors, Inc.	1,317
122	Senior Housing Properties Trust	2,530
71	Ventas, Inc.	3,115
		20,903
	Hotels — 4.4%
568	Host Hotels & Resorts, Inc. (a)	6,656
	Industrial — 5.5%
152	AMB Property Corp. (m)	3,702
31	EastGroup Properties, Inc.	1,110
277	ProLogis	3,570
		8,382
	Multifamily — 17.1%
68	American Campus Communities, Inc.	1,873
128	Apartment Investment & Management Co., Class A	2,129
43	AvalonBay Communities, Inc.	3,525
52	BRE Properties, Inc.	1,759
67	Camden Property Trust	2,692
45	Education Realty Trust, Inc.	243
45	Equity Lifestyle Properties, Inc.	2,227
202	Equity Residential	7,278
15	Essex Property Trust, Inc.	1,255
23	Home Properties, Inc.	1,058
39	Post Properties, Inc.	744
64	UDR, Inc.	1,072
		25,855
	Office — 12.1%
47	Alexandria Real Estate Equities, Inc.	2,878
60	BioMed Realty Trust, Inc.	931
109	Boston Properties, Inc.	7,431
200	Brandywine Realty Trust	2,247
34	Kilroy Realty Corp.	959
77	Mack-Cali Realty Corp.	2,599
24	SL Green Realty Corp.	1,202
		18,247
	Regional Malls — 13.5%
149	CBL & Associates Properties, Inc.	1,768
37	Macerich Co. (The)	1,323
213	Simon Property Group, Inc.	16,674
14	Taubman Centers, Inc.	533
		20,298
	Retail — 5.1%
61	Federal Realty Investment Trust	4,224
99	Regency Centers Corp.	3,435
		7,659
	Shopping Centers — 5.9%
76	Cedar Shopping Centers, Inc.	503
312	Kimco Realty Corp.	4,332
68	National Retail Properties, Inc.	1,437
16	Tanger Factory Outlet Centers	657
93	Weingarten Realty Investors	1,910
		8,839
	Storage — 6.3%
71	Extra Space Storage, Inc.	805
105	Public Storage	8,650
		9,455
	Total Financials	147,510
	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
13	American Tower Corp., Class A (a)	562
	Total Common Stocks (Cost $119,406)	148,072

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   15

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
2,614	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $2,614)	2,614
	Total Investments — 100.0% (Cost $122,020)	150,686
	Liabilities in Excess of Other Assets — 0.0% (g)	(36)
	NET ASSETS — 100.0%	$150,650

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Undiscovered Managers Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (Unaudited)

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)—	Amount rounds to less than 0.1%

(l)—	The rate shown is the current yield as of February 28, 2010.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund	Behavioral Value Fund		Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$73,320	$33,686		$148,072
Investments in affiliates, at value	430	1,866		2,614
Total investment securities, at value	73,750	35,552		150,686
Receivables:
Investment securities sold	1,448	111		3,265
Fund shares sold	12	31		604
Interest and dividends	5	20		94
Total Assets	75,215	35,714		154,649

LIABILITIES:
Payables:
Investment securities purchased	1,481	50		3,773
Fund shares redeemed	556	36		23
Accrued liabilities:
Investment advisory fees	45	19		63
Administration fees	9	5		6
Shareholder servicing fees	1	1		3
Distribution fees	1	6		3
Custodian and accounting fees	11	11		19
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)	—	(a)
Other	104	81		109
Total Liabilities	2,209	209		3,999
Net Assets	$73,006	$35,505		$150,650

SEE NOTES TO FINANCIAL STATEMENTS.

18   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid in capital	$91,451	$62,288	$178,603
Accumulated undistributed (distributions in excess of) net investment income	(415)	(49)	483
Accumulated net realized gains (losses)	(32,921)	(33,317)	(57,102)
Net unrealized appreciation (depreciation)	14,891	6,583	28,666
Total Net Assets	$73,006	$35,505	$150,650

Net Assets:
Class A	$2,124	$9,421	$8,116
Class B	343	1,629	1,141
Class C	541	6,573	2,293
Class R5	—	—	89,637
Institutional Class	69,661	17,882	49,463
Investor Class	337	—	—
Total	$73,006	$35,505	$150,650

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	100	374	1,084
Class B	17	67	153
Class C	26	269	311
Class R5	—	—	11,954
Institutional Class	3,168	701	6,594
Investor Class	16	—	—

Net Asset Value:
Class A — Redemption price per share	$21.18	$25.17	$7.49
Class B — Offering price per share (b)	20.59	24.42	7.43
Class C — Offering price per share (b)	20.59	24.41	7.38
Class R5 — Offering and redemption price per share	—	—	7.50
Institutional Class — Offering and redemption price per share	21.99	25.52	7.50
Investor Class — Offering and redemption price per share	21.20	—	—
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$22.35	$26.56	$7.91

Cost of investments in non-affiliates	$58,429	$27,103	$119,406
Cost of investments in affiliates	430	1,866	2,614

(a)	Amount rounds to less than $1,000.

(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   19

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (Unaudited)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$53		$249		$1,983
Dividend income from affiliates	1		1		1
Total investment income	54		250		1,984

EXPENSES:
Investment advisory fees	336		195		375
Administration fees	34		18		48
Distribution fees:
Class A	2		11		8
Class B	1		6		4
Class C	2		24		7
Investor Class	1		—		—
Shareholder servicing fees:
Class A	2		11		8
Class B	—	(a)	2		1
Class C	1		8		2
Class R5	—		—		11
Institutional Class	34		10		24
Custodian and accounting fees	16		16		22
Interest expense to affiliates	—	(a)	—	(a)	—	(a)
Professional fees	26		25		34
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	1
Printing and mailing costs	19		11		21
Registration and filing fees	30		16		33
Transfer agent fees	45		29		31
Other	15		9		20
Total expenses	564		391		650
Less amounts waived	(98)		(95)		(163)
Less earnings credits	—		—	(a)	—	(a)
Net expenses	466		296		487
Net investment income (loss)	(412)		(46)		1,497

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	4,553		324		4,426
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	3,120		3,934		10,540
Net realized/unrealized gains (losses)	7,673		4,258		14,966
Change in net assets resulting from operations	$7,261		$4,212		$16,463

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(412)	$(619)	$(46)	$(52)	$1,497	$2,581
Net realized gain (loss)	4,553	(17,152)	324	(21,553)	4,426	(51,733)
Change in net unrealized appreciation (depreciation)	3,120	(3,009)	3,934	6,096	10,540	12,341
Change in net assets resulting from operations	7,261	(20,780)	4,212	(15,509)	16,463	(36,811)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	—	(66)	(137)
Return of capital	—	—	—	—	—	(83)
Class B
From net investment income	—	—	—	—	(9)	(27)
Return of capital	—	—	—	—	—	(20)
Class C
From net investment income	—	—	—	—	(14)	(33)
Return of capital	—	—	—	—	—	(23)
Class R5
From net investment income	—	—	—	—	(387)	(731)
Return of capital	—	—	—	—	—	(382)
Institutional Class
From net investment income	—	—	—	—	(529)	(1,548)
Return of capital	—	—	—	—	—	(847)
Total distributions to shareholders	—	—	—	—	(1,005)	(3,831)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(1,311)	(5,087)	(7,091)	(27,058)	51,047	10,979

NET ASSETS:
Change in net assets	5,950	(25,867)	(2,879)	(42,567)	66,505	(29,663)
Beginning of period	67,056	92,923	38,384	80,951	84,145	113,808
End of period	$73,006	$67,056	$35,505	$38,384	$150,650	$84,145
Accumulated undistributed (distributions in excess of) net investment income	$(415)	$(3)	$(49)	$(3)	$483	$(9)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$294	$197	$1,502	$1,516	$3,529	$2,687
Dividends and distributions reinvested	—	—	—	—	62	204
Cost of shares redeemed	(249)	(894)	(1,431)	(3,151)	(1,248)	(2,766)
Change in net assets from Class A capital transactions	$45	$(697)	$71	$(1,635)	$2,343	$125

Class B
Proceeds from shares issued	$3	$18	$24	$61	$36	$232
Dividends and distributions reinvested	—	—	—	—	8	45
Cost of shares redeemed	(44)	(156)	(111)	(502)	(105)	(581)
Change in net assets from Class B capital transactions	$(41)	$(138)	$(87)	$(441)	$(61)	$(304)

Class C
Proceeds from shares issued	$19	$109	$683	$404	$754	$561
Dividends and distributions reinvested	—	—	—	—	12	45
Cost of shares redeemed	(161)	(145)	(1,002)	(3,115)	(137)	(545)
Change in net assets from Class C capital transactions	$(142)	$(36)	$(319)	$(2,711)	$629	$61

Class R5
Proceeds from shares issued	$—	$—	$—	$—	$54,232	$20,852
Dividends and distributions reinvested	—	—	—	—	388	1,113
Cost of shares redeemed	—	—	—	—	(1,853)	(6,459)
Change in net assets from Class R5 capital transactions	$—	$—	$—	$—	$52,767	$15,506

Institutional Class
Proceeds from shares issued	$2,759	$6,800	$419	$4,103	$2,669	$20,081
Dividends and distributions reinvested	—	—	—	—	459	2,128
Cost of shares redeemed	(3,876)	(10,966)	(7,175)	(26,374)	(7,759)	(26,618)
Change in net assets from Institutional Class capital transactions	$(1,117)	$(4,166)	$(6,756)	$(22,271)	$(4,631)	$(4,409)

Investor Class
Proceeds from shares issued	$4	$1	$—	$—	$—	$—
Cost of shares redeemed	(60)	(51)	—	—	—	—
Change in net assets from Investor Class capital transactions	$(56)	$(50)	$—	$—	$—	$—

Total change in net assets from capital transactions	$(1,311)	$(5,087)	$(7,091)	$(27,058)	$51,047	$10,979

SEE NOTES TO FINANCIAL STATEMENTS.

22   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009	Six Months Ended 2/28/2010 (Unaudited)	Year Ended 8/31/2009
SHARE TRANSACTIONS:
Class A
Issued	14	12	62	81	492	419
Reinvested	—	—	—	—	8	37
Redeemed	(12)	(53)	(60)	(192)	(179)	(477)
Change in Class A Shares	2	(41)	2	(111)	321	(21)

Class B
Issued	— (a)	1	1	4	5	41
Reinvested	—	—	—	—	1	8
Redeemed	(2)	(10)	(4)	(31)	(15)	(100)
Change in Class B Shares	(2)	(9)	(3)	(27)	(9)	(51)

Class C
Issued	1	7	29	21	109	94
Reinvested	—	—	—	—	2	8
Redeemed	(9)	(9)	(44)	(188)	(20)	(92)
Change in Class C Shares	(8)	(2)	(15)	(167)	91	10

Class R5
Issued	—	—	—	—	7,658	3,985
Reinvested	—	—	—	—	53	226
Redeemed	—	—	—	—	(263)	(1,118)
Change in Class R5 Shares	—	—	—	—	7,448	3,093

Institutional Class
Issued	130	397	17	218	372	3,682
Reinvested	—	—	—	—	64	396
Redeemed	(182)	(624)	(300)	(1,541)	(1,115)	(4,766)
Change in Institutional Class Shares	(52)	(227)	(283)	(1,323)	(679)	(688)

Investor Class
Issued	— (a)	— (a)	—	—	—	—
Redeemed	(3)	(3)	—	—	—	—
Change in Investor Class Shares	(3)	(3)	—	—	—	—

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   23

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
Behavioral Growth Fund
Class A
Six Months Ended February 28, 2010 (Unaudited)	$19.13	$(0.15	)(e)	$2.20	$2.05	$21.18
Year Ended August 31, 2009	24.56	(0.23	)(e)	(5.20)	(5.43)	19.13
Year Ended August 31, 2008	28.09	(0.38	)(e)	(3.15)	(3.53)	24.56
Year Ended August 31, 2007	20.88	(0.36	)(e)	7.57	7.21	28.09
Year Ended August 31, 2006	22.69	(0.35)		(1.46)	(1.81)	20.88
Year Ended August 31, 2005	17.06	(0.30	)(e)	5.93	5.63	22.69

Class B
Six Months Ended February 28, 2010 (Unaudited)	18.64	(0.20	)(e)	2.15	1.95	20.59
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	18.64
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	24.05
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	27.64
Year Ended August 31, 2006	22.55	(0.43)		(1.47)	(1.90)	20.65
Year Ended August 31, 2005	17.04	(0.40	)(e)	5.91	5.51	22.55

Class C
Six Months Ended February 28, 2010 (Unaudited)	18.64	(0.20	)(e)	2.15	1.95	20.59
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	18.64
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	24.05
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	27.64
Year Ended August 31, 2006	22.55	(0.42)		(1.48)	(1.90)	20.65
Year Ended August 31, 2005	17.04	(0.40	)(e)	5.91	5.51	22.55

Institutional Class
Six Months Ended February 28, 2010 (Unaudited)	19.83	(0.12	)(e)	2.28	2.16	21.99
Year Ended August 31, 2009	25.36	(0.17	)(e)	(5.36)	(5.53)	19.83
Year Ended August 31, 2008	28.90	(0.29	)(e)	(3.25)	(3.54)	25.36
Year Ended August 31, 2007	21.41	(0.27	)(e)	7.76	7.49	28.90
Year Ended August 31, 2006	23.18	(0.26)		(1.51)	(1.77)	21.41
Year Ended August 31, 2005	17.37	(0.21	)(e)	6.02	5.81	23.18

Investor Class
Six Months Ended February 28, 2010 (Unaudited)	19.15	(0.15	)(e)	2.20	2.05	21.20
Year Ended August 31, 2009	24.58	(0.23	)(e)	(5.20)	(5.43)	19.15
Year Ended August 31, 2008	28.11	(0.38	)(e)	(3.15)	(3.53)	24.58
Year Ended August 31, 2007	20.89	(0.34	)(e)	7.56	7.22	28.11
Year Ended August 31, 2006	22.69	(0.31)		(1.49)	(1.80)	20.89
Year Ended August 31, 2005	17.06	(0.27	)(e)	5.90	5.63	22.69

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

24   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)

10.72%	$2,124	1.65%	(1.49)%	1.97%	52%
(22.11)	1,879	1.65	(1.36)	2.09	102
(12.57)	3,424	1.65	(1.43)	1.86	136
34.53	4,192	1.65	(1.42)	1.78	98
(7.98)	2,182	1.65	(1.35)	1.84	97
33.00	874	1.65	(1.40)	3.22	92

10.46	343	2.15	(1.99)	2.47	52
(22.49)	349	2.15	(1.85)	2.58	102
(12.99)	673	2.15	(1.93)	2.36	136
33.85	829	2.15	(1.92)	2.28	98
(8.43)	528	2.15	(1.85)	2.33	97
32.34	317	2.15	(1.89)	4.46	92

10.46	541	2.15	(1.99)	2.47	52
(22.49)	625	2.15	(1.86)	2.59	102
(12.99)	866	2.15	(1.93)	2.36	136
33.85	902	2.15	(1.92)	2.29	98
(8.43)	654	2.15	(1.85)	2.33	97
32.34	361	2.15	(1.89)	4.71	92

10.89	69,661	1.30	(1.14)	1.57	52
(21.81)	63,847	1.30	(1.01)	1.69	102
(12.25)	87,419	1.30	(1.07)	1.46	136
34.98	116,431	1.30	(1.07)	1.38	98
(7.64)	103,697	1.30	(0.99)	1.41	97
33.45	132,590	1.30	(1.03)	1.36	92

10.70	337	1.65	(1.49)	1.82	52
(22.09)	356	1.65	(1.36)	1.94	102
(12.56)	541	1.65	(1.35)	1.70	136
34.56	11,178	1.62	(1.40)	1.63	98
(7.93)	10,803	1.62	(1.31)	1.67	97
33.00	12,023	1.61	(1.34)	1.65	92

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   25

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Net asset value, end of period
Behavioral Value Fund
Class A
Six Months Ended February 28, 2010 (Unaudited)	$22.40	$(0.03	)(e)	$2.80	$2.77	$—	$25.17
Year Ended August 31, 2009	24.16	(0.03	)(e)	(1.73)	(1.76)	—	22.40
Year Ended August 31, 2008	31.74	(0.07	)(e)	(5.46)	(5.53)	(2.05)	24.16
Year Ended August 31, 2007	30.51	(0.22	)(e)	3.39	3.17	(1.94)	31.74
Year Ended August 31, 2006	30.66	(0.15)		1.73	1.58	(1.73)	30.51
Year Ended August 31, 2005	26.05	(0.26	)(e)	6.75	6.49	(1.88)	30.66

Class B
Six Months Ended February 28, 2010 (Unaudited)	21.79	(0.09	)(e)	2.72	2.63	—	24.42
Year Ended August 31, 2009	23.61	(0.12	)(e)	(1.70)	(1.82)	—	21.79
Year Ended August 31, 2008	31.20	(0.20	)(e)	(5.34)	(5.54)	(2.05)	23.61
Year Ended August 31, 2007	30.16	(0.38	)(e)	3.36	2.98	(1.94)	31.20
Year Ended August 31, 2006	30.48	(0.25)		1.66	1.41	(1.73)	30.16
Year Ended August 31, 2005	26.03	(0.40	)(e)	6.73	6.33	(1.88)	30.48

Class C
Six Months Ended February 28, 2010 (Unaudited)	21.78	(0.09	)(e)	2.72	2.63	—	24.41
Year Ended August 31, 2009	23.60	(0.11	)(e)	(1.71)	(1.82)	—	21.78
Year Ended August 31, 2008	31.19	(0.20	)(e)	(5.34)	(5.54)	(2.05)	23.60
Year Ended August 31, 2007	30.14	(0.38	)(e)	3.37	2.99	(1.94)	31.19
Year Ended August 31, 2006	30.47	(0.26)		1.66	1.40	(1.73)	30.14
Year Ended August 31, 2005	26.03	(0.40	)(e)	6.72	6.32	(1.88)	30.47

Institutional Class
Six Months Ended February 28, 2010 (Unaudited)	22.69	(0.01	)(e)	2.84	2.83	—	25.52
Year Ended August 31, 2009	24.42	0.01	(e)	(1.74)	(1.73)	—	22.69
Year Ended August 31, 2008	31.97	(0.02	)(e)	(5.48)	(5.50)	(2.05)	24.42
Year Ended August 31, 2007	30.66	(0.15	)(e)	3.40	3.25	(1.94)	31.97
Year Ended August 31, 2006	30.75	(0.07)		1.71	1.64	(1.73)	30.66
Year Ended August 31, 2005	26.06	(0.21	)(e)	6.78	6.57	(1.88)	30.75

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

26   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)

12.37%	$9,421	1.59%		(0.26)%	2.21%	20%
(7.28)	8,337	1.60		(0.18)	2.39	61
(18.02)	11,658	1.60		(0.26)	1.94	55
10.30	37,003	1.60		(0.66)	1.86	55
5.30	36,503	1.60		(0.45)	1.84	34
25.44	18,035	1.60		(0.90)	2.05	55

12.07	1,629	2.09		(0.75)	2.71	20
(7.71)	1,534	2.10		(0.69)	2.90	61
(18.39)	2,287	2.10		(0.78)	2.46	55
9.77	4,070	2.10		(1.16)	2.36	55
4.76	3,799	2.10		(0.97)	2.34	34
24.82	2,176	2.10		(1.40)	2.65	55

12.08	6,573	2.09		(0.75)	2.71	20
(7.71)	6,187	2.10		(0.66)	2.89	61
(18.39)	10,655	2.10		(0.78)	2.45	55
9.81	22,617	2.10		(1.15)	2.36	55
4.72	17,860	2.10		(0.98)	2.34	34
24.78	11,929	2.10		(1.40)	2.51	55

12.47	17,882	1.39		(0.05)	1.82	20
(7.08)	22,326	1.41	(f)	0.05	1.95	61
(17.79)	56,351	1.40		(0.08)	1.55	55
10.52	113,979	1.40		(0.45)	1.46	55
5.49	148,760	1.40		(0.21)	1.43	34
25.75	111,088	1.40		(0.73)	1.53	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Realty Income Fund
Class A
Six Months Ended February 28, 2010 (Unaudited)	$6.51	$0.09	(e)	$0.96	$1.05	$(0.07)	$—	$—	$(0.07)
Year Ended August 31, 2009	10.73	0.19	(e)	(4.12)	(3.93)	(0.18)	—	(0.11)	(0.29)
Year Ended August 31, 2008	15.54	0.24	(e)	(1.50)	(1.26)	(0.27)	(3.25)	(0.03)	(3.55)
Year Ended August 31, 2007	18.51	0.18	(e)	0.70	0.88	(0.20)	(3.65)	—	(3.85)
Year Ended August 31, 2006	19.86	0.41	(e)	3.86	4.27	(0.56)	(5.06)	—	(5.62)
Year Ended August 31, 2005	21.26	0.22	(e)	4.40	4.62	(0.57)	(5.45)	—	(6.02)

Class B
Six Months Ended February 28, 2010 (Unaudited)	6.47	0.07	(e)	0.95	1.02	(0.06)	—	—	(0.06)
Year Ended August 31, 2009	10.65	0.16	(e)	(4.08)	(3.92)	(0.15)	—	(0.11)	(0.26)
Year Ended August 31, 2008	15.45	0.18	(e)	(1.48)	(1.30)	(0.22)	(3.25)	(0.03)	(3.50)
Year Ended August 31, 2007	18.44	0.09	(e)	0.71	0.80	(0.14)	(3.65)	—	(3.79)
Year Ended August 31, 2006	19.83	0.32	(e)	3.83	4.15	(0.48)	(5.06)	—	(5.54)
Year Ended August 31, 2005	21.23	0.11	(e)	4.42	4.53	(0.48)	(5.45)	—	(5.93)

Class C
Six Months Ended February 28, 2010 (Unaudited)	6.42	0.07	(e)	0.95	1.02	(0.06)	—	—	(0.06)
Year Ended August 31, 2009	10.60	0.16	(e)	(4.07)	(3.91)	(0.16)	—	(0.11)	(0.27)
Year Ended August 31, 2008	15.39	0.17	(e)	(1.47)	(1.30)	(0.21)	(3.25)	(0.03)	(3.49)
Year Ended August 31, 2007	18.39	0.09	(e)	0.70	0.79	(0.14)	(3.65)	—	(3.79)
Year Ended August 31, 2006	19.79	0.32	(e)	3.82	4.14	(0.48)	(5.06)	—	(5.54)
Year Ended August 31, 2005	21.23	0.12	(e)	4.40	4.52	(0.51)	(5.45)	—	(5.96)

Class R5
Six Months Ended February 28, 2010 (Unaudited)	6.51	0.11	(e)	0.96	1.07	(0.08)	—	—	(0.08)
Year Ended August 31, 2009	10.76	0.20	(e)	(4.12)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)
May 15, 2006(g) through August 31, 2006	16.86	(0.06	)(e)	1.90	1.84	(0.19)	—	—	(0.19)

Institutional Class
Six Months Ended February 28, 2010 (Unaudited)	6.51	0.11	(e)	0.96	1.07	(0.08)	—	—	(0.08)
Year Ended August 31, 2009	10.76	0.22	(e)	(4.14)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)
Year Ended August 31, 2006	19.86	0.50	(e)	3.83	4.33	(0.62)	(5.06)	—	(5.68)
Year Ended August 31, 2005	21.22	0.40	(e)	4.30	4.70	(0.61)	(5.45)	—	(6.06)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes interest expense of 0.01%.

(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

28   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value end of period	Total return (excludes sales charges) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)

$7.49	16.14%	$8,116	1.40%		2.59%	1.67%	51%
6.51	(35.96)	4,963	1.40		3.27	1.81	122
10.73	(7.24)	8,414	1.40		2.00	1.67	123
15.54	3.40	6,581	1.40		1.01	1.55	202
18.51	27.17	5,253	1.40		2.31	1.84	166
19.86	25.01	2,953	1.40		1.16	2.94	179

7.43	15.73	1,141	1.90		2.07	2.17	51
6.47	(36.30)	1,047	1.90		2.79	2.30	122
10.65	(7.61)	2,266	1.91	(f)	1.50	2.17	123
15.45	2.88	2,650	1.90		0.53	2.05	202
18.44	26.46	1,719	1.90		1.84	2.34	166
19.83	24.47	766	1.90		0.57	2.57	179

7.38	15.86	2,293	1.90		2.09	2.17	51
6.42	(36.37)	1,410	1.90		2.77	2.32	122
10.60	(7.60)	2,227	1.91	(f)	1.46	2.17	123
15.39	2.85	2,298	1.90		0.55	2.05	202
18.39	26.46	1,232	1.90		1.81	2.34	166
19.79	24.43	402	1.90		0.65	3.01	179

7.50	16.46	89,637	0.90		3.07	1.21	51
6.51	(35.70)	29,347	0.90		3.68	1.43	122
10.76	(6.74)	15,214	0.92		2.50	1.23	123
15.55	3.82	7,692	0.95		1.45	1.10	202
18.51	10.97	4,246	0.95		(1.24)	1.30	166

7.50	16.45	49,463	0.93		3.04	1.27	51
6.51	(35.72)	47,378	0.93		3.73	1.42	122
10.76	(6.78)	85,687	0.97		2.40	1.27	123
15.55	3.77	102,673	1.00		1.40	1.15	202
18.51	27.62	152,692	1.00		2.80	1.44	166
19.86	25.55	159,422	1.00		2.05	1.45	179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   29

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Growth Fund	Class A, Class B, Class C, Institutional Class and Investor Class	Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C and Institutional Class	Diversified
JPMorgan Realty Income Fund	Class A, Class B, Class C, Class R5 and Institutional Class	Non-Diversified

Effective November 1, 2009, Class B Shares of the Funds may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R5, Institutional Class and Investor Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

30   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Behavioral Growth Fund #
Total Investments in Securities	$73,750	$—	$—	$73,750

Behavioral Value Fund #
Total Investments in Securities	$35,552	$—	$—	$35,552

Realty Income Fund #
Total Investments in Securities	$150,686	$—	$—	$150,686

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

B.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

C.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

D.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F.  Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   31

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

G.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually, except for the Realty Income Fund, which are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Behavioral Growth Fund	0.95%
Behavioral Value Fund	1.05
Realty Income Fund	0.75

Sub-advisory agreements exist between the Advisor and the following sub-advisor:

Behavioral Growth Fund	Fuller & Thaler Asset Management, Inc.
Behavioral Value Fund	Fuller & Thaler Asset Management, Inc.

The sub-advisor receives a portion of the fees payable to the Advisor.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2010, the annualized effective rate was 0.10% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Investor Class Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Investor Class
Behavioral Growth Fund	0.25%	0.75%	0.75%	0.35	%*
Behavioral Value Fund	0.25	0.75	0.75	n/a
Realty Income Fund	0.25	0.75	0.75	n/a

*	This amount represents the combined amount that may be paid by the Investor Class Shares of the Behavioral Growth Fund under the Distribution Plan and the Shareholder Servicing Agreement.

32   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2010, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Behavioral Growth Fund	$1	$—	(a)
Behavioral Value Fund	2	1
Realty Income Fund	3	2

(a)	Amount rounds to less than $1,000.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class
Behavioral Growth Fund	0.25%	0.25%	0.25%	n/a	0.10%
Behavioral Value Fund	0.25	0.25	0.25	n/a	0.10
Realty Income Fund	0.25	0.25	0.25	0.05%	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class	Investor Class
Behavioral Growth Fund	1.65%	2.15%	2.15%	n/a	1.30%	1.65%
Behavioral Value Fund	1.60	2.10	2.10	n/a	1.40	n/a
Realty Income Fund	1.40	1.90	1.90	0.90%	0.93	n/a

The contractual expense limitation agreements were in effect for the six months ended February 28, 2010. The expense limitation percentages in the table above are in place until at least December 31, 2010.

For the six months ended February 28, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Behavioral Growth Fund	$55	$6	$36	$97
Behavioral Value Fund	62	6	26	94
Realty Income Fund	109	26	27	162

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   33

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

The amounts of waivers resulting from investments in the money market funds for the six months ended February 28, 2010 was as follows (amounts in thousands):

Behavioral Growth Fund	$1
Behavioral Value Fund	1
Realty Income Fund	1

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended February 28, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Growth Fund	$36,429	$37,795
Behavioral Value Fund	6,973	14,497
Realty Income Fund	101,456	50,846

During the six months ended February 28, 2010, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Growth Fund	$58,859	$15,543	$652	$14,891
Behavioral Value Fund	28,969	8,602	2,019	6,583
Realty Income Fund	122,020	28,757	91	28,666

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are

34   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2010, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Realty Income Fund invests primarily in shares of real estate investment trusts (“REITS”). While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

At February 28, 2010, the Behavioral Growth Fund had one shareholder who owned a significant portion of the Fund’s outstanding shares. Significant shareholder activity, if any, may impact the Fund’s performance.

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   35

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2009, and continued to hold your shares at the end of the reporting period, February 28, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2009	Ending Account Value, February 28, 2010	Expenses Paid During September 1, 2009 to February 28, 2010*	Annualized Expense Ratio
Behavioral Growth Fund
Class A
Actual	$1,000.00	$1,107.20	$8.62	1.65%
Hypothetical	1,000.00	1,016.61	8.25	1.65
Class B
Actual	1,000.00	1,104.60	11.22	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Class C
Actual	1,000.00	1,104.60	11.22	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Institutional Class
Actual	1,000.00	1,108.90	6.80	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Investor Class
Actual	1,000.00	1,107.00	8.62	1.65
Hypothetical	1,000.00	1,016.61	8.25	1.65

36   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2010

	Beginning Account Value September 1, 2009	Ending Account Value, February 28, 2010	Expenses Paid During September 1, 2009 to February 28, 2010*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,123.70	$8.37	1.59%
Hypothetical	1,000.00	1,016.91	7.95	1.59
Class B
Actual	1,000.00	1,120.70	10.99	2.09
Hypothetical	1,000.00	1,014.43	10.44	2.09
Class C
Actual	1,000.00	1,120.80	10.99	2.09
Hypothetical	1,000.00	1,014.43	10.44	2.09
Institutional Class
Actual	1,000.00	1,124.70	7.32	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39

Realty Income Fund
Class A
Actual	1,000.00	1,161.40	7.50	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class B
Actual	1,000.00	1,157.30	10.16	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
Class C
Actual	1,000.00	1,158.60	10.17	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
Class R5
Actual	1,000.00	1,164.60	4.83	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Institutional Class
Actual	1,000.00	1,164.50	4.99	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2010        UNDISCOVERED MANAGERS FUNDS   37

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. February 2010.	SAN-UM-210

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-

CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

April 30, 2010

By:

/s/____________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

April 30, 2010